UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447

13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102

Signature, Place and Date of Signing:

/s/ Martin Kalish              Plymouth, Minnesota         February 9, 2005
--------------------        ------------------------       -----------------
     [Signature]                  [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total: $530,372
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

1.        28- 10924                Waterstone Market Neutral Offshore Fund, Ltd.

2.        28- 10926                Waterstone Capital Offshore Advisors, LP

                                                  FORM 13F INFORMATION TABLE
                                                               Value     Shrs or      Investment    Other
       Name of Issuer          Title of Class      Cusip      (x$1000)   Prn Amt      Discretion   Managers   Voting Authority
------------------------------------------------------------------------------------------------------------------------------
AMERICAN EQTY INVT LIFE HLD          COM          025676206    5,340        505,100      Sole        None          Sole
BORDERS GROUP INC                    COM          099709107      612         24,100      Sole        None          Sole
BORG WARNER INC                      COM          099724106    3,250         60,000      Sole        None          Sole
BRINKER INTL INC                     COM          109641100    2,430         69,300      Sole        None          Sole
BRISTOL MYERS SQUIBB CO              COM          110122108      333         12,600      Sole        None          Sole
COOPER CAMERON CORP                  COM          216640102    2,739         50,900      Sole        None          Sole
DISNEY WALT CO                    COM DISNEY      254687106    3,820        137,400      Sole        None          Sole
EGL INC                              COM          268484102    3,886        130,000      Sole        None          Sole
FEDERAL NATL MTG ASSN                COM          313586109    1,695         23,800      Sole        None          Sole
FLUOR CORP NEW                       COM          343412102    1,728         31,700      Sole        None          Sole
FORD MTR CO DEL                 COM PAR $0.01     345370860       29          2,000      Sole        None          Sole
GENZYME CORP                     COM GENL DIV     372917104    8,879        152,900      Sole        None          Sole
HUGHES SUPPLY INC                    COM          444482103    4,125        127,500      Sole        None          Sole
INTERNATIONAL STL GROUP INC          COM          460377104    8,315        205,000      Sole        None          Sole
LOWES COS INC                        COM          548661107    9,543        165,700      Sole        None          Sole
MANDALAY RESORT GROUP                COM          562567107    6,064         86,100      Sole        None          Sole
NORTEL NETWORKS CORP NEW             COM          656568102    1,735        500,000      Sole        None          Sole
PLACER DOME INC                      COM          725906101    3,797        201,300      Sole        None          Sole
ROPER INDS INC NEW                   COM          776696106      997         16,400      Sole        None          Sole
SCHLUMBERGER LTD                     COM          806857107    9,279        138,600      Sole        None          Sole
SEMPRA ENERGY                   INCOME EQTY UT    816851208    2,505         80,000      Sole        None          Sole
SIMON PPTY GROUP INC NEW        PFD CONV I 6%     828806802   14,810        250,000      Sole        None          Sole
SPRINT CORP                        COM FON        852061100    6,362        256,000      Sole        None          Sole
TRINITY INDS INC                     COM          896522109    8,387        246,100      Sole        None          Sole
FOUR SEASONS HOTEL INC            LTD VTG SH      35100E104    3,697         45,200      Sole        None          Sole
AMERICAN AXLE & MFG HLDGS IN   FRNT 2.000% 2/1    024061AB9    5,042      5,685,000      Sole        None          Sole
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0    037933AB4   17,742     15,500,000      Sole        None          Sole
CBRL GROUP INC                     NOTE 4/0       12489VAB2    4,831      9,500,000      Sole        None          Sole
CMS ENERGY CORP                NOTE 2.875% 12/0   125896AW0    2,014      2,000,000      Sole        None          Sole
CAPITAL AUTOMOTIVE REIT        NOTE 6.000% 5/1    139733AB5    4,331      3,750,000      Sole        None          Sole
CELGENE CORP                   NOTE 1.750% 6/0    151020AC8   10,961      8,420,000      Sole        None          Sole
CIBER INC                      SDCV 2.875% 12/1   17163BAB8    8,574      8,300,000      Sole        None          Sole
COMMONWEALTH TEL ENTERPRISES   NOTE 3.250% 7/1    203349AB1   14,981     14,000,000      Sole        None          Sole
COMPUTER ASSOC INTL INC        NOTE 5.000% 3/1    204912AR0   11,859      9,150,000      Sole        None          Sole
COSTCO COMPANIES INC               NOTE 8/1       22160QAC6      779        707,000      Sole        None          Sole
EASTMAN KODAK CO               NOTE 3.375% 10/1   277461BE8   18,801     15,000,000      Sole        None          Sole
FLIR SYS INC                   NOTE 3.000% 6/0    302445AB7    9,789      6,000,000      Sole        None          Sole
FAIR ISAAC CORP                NOTE 1.500% 8/1    303250AB0   26,158     24,848,000      Sole        None          Sole
FAIRMONT HOTELS RESORTS INC    NOTE 3.750% 12/0   305204AB5   11,287     10,000,000      Sole        None          Sole
GAP INC DEL                    NOTE 5.750% 3/1    364760AJ7   68,475     51,500,000      Sole        None          Sole
GETTY IMAGES INC               SDCV 0.500% 6/0    374276AG8    1,077        703,000      Sole        None          Sole
GREY GLOBAL GROUP INC          SDCV 5.000% 10/1   39787MAB4   11,781      9,000,000      Sole        None          Sole
HCC INS HLDGS INC              NOTE 1.300% 4/0    404132AB8    5,440      5,000,000      Sole        None          Sole
HALLIBURTON CO                 NOTE 3.125% 7/1    406216AM3    9,238      7,500,000      Sole        None          Sole
HASBRO INC                      DBCV 2.75% 12/0   418056AN7    7,060      6,500,000      Sole        None          Sole
LEAR CORP                          NOTE 2/2       521865AG0    2,577      5,000,000      Sole        None          Sole
LIBERTY MEDIA CORP NEW          DEB 0.750% 3/3    530718AF2    9,058      7,500,000      Sole        None          Sole
MANPOWER INC                         COM          56418H100      927         19,200      Sole        None          Sole
MERCURY INTERACTIVE CORP           NOTE 5/0       589405AD1    2,643      2,500,000      Sole        None          Sole
NEW YORK CMNTY CAP TR V            BONUSES        64944P307   49,198        863,100      Sole        None          Sole
NEXTEL PARTNERS INC                  CL A         65333F107      651         33,300      Sole        None          Sole
PMI GROUP INC                        COM          69344M101   12,880        308,500      Sole        None          Sole
PLACER DOME INC                DBCV 2.75% 10/1    725906AK7    2,461      2,000,000      Sole        None          Sole
PROVINCE HEALTHCARE CO         NOTE 4.500% 11/2   743977AC4    7,365      7,279,000      Sole        None          Sole
PROVINCE HEALTHCARE CO         NOTE 4.250% 10/1   743977AE0    8,684      8,500,000      Sole        None          Sole
SELECT SECTOR SPDR TR            SBI INT-INDS     81369Y704    4,350        140,000      Sole        None          Sole
SILICON VY BANCSHARES              NOTE 6/1       827064AC0   21,400     15,535,000      Sole        None          Sole
SIRIUS SATELLITE RADIO INC           COM          82966U103   10,217      1,340,800      Sole        None          Sole
3M CO                                COM          88579Y101    9,069        110,500      Sole        None          Sole
TYCO INTL GROUP SA              DBCV 2.75% 1/1    902118BF4   15,904     10,000,000      Sole        None          Sole
TYCO INTL GROUP SA             DBCV 3.125% 1/1    902118BG2    8,411      5,000,000      Sole        None          Sole

21823.0003 #546716